December 26, 2007


Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549


     Re:  Van Kampen Unit Trusts, Municipal Series 577
          File No. 333-126974      CIK #1327581

Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the commission on December 20, 2007.

                                                               Very truly yours,


                                                           Van Kampen Funds Inc.